INCOME TAXES - Schedule of Components of Income Tax Provision (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current Federal, State and Local, Tax Expense (Benefit) [Abstract]
Current Federal Tax Expense (Benefit)					$ 0	$ 0	$ 0
Current State and Local Tax Expense (Benefit)					14	70	477
Current Foreign Tax Expense (Benefit)					919	2,045	1,381
Current Income Tax Expense (Benefit), Total					933	2,115	1,858
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred Federal Income Tax Expense (Benefit)					18	23	9
Deferred State and Local Income Tax Expense (Benefit)					21	108	22
Deferred Foreign Income Tax Expense (Benefit)					(261)	(306)	(548)
Deferred Income Tax Expense (Benefit), Total					(222)	(175)	(517)
Income Tax Expense (Benefit), Total	$ 370	$ 533	$ 605	$ 1,063	$ 711	$ 1,940	$ 1,341